Restructuring Costs, Net (Tables)	6 Months Ended
Jun. 30, 2015
Restructuring and Related Activities [Abstract]
Components of Restructuring Costs, Net

The components of restructuring costs, net are as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Manufacturing and distribution footprint optimization	$4.3	$2.5	$4.6	$5.2
Severance and other termination benefits	1.8	1.8	1.8	3.3
Impairment of property, plant and equipment	0.3	—	0.3	—
Gain on sale of equipment	—	—	—	(0.1)

	$6.4	$4.3	$6.7	$8.4

Summary of Activity in Accrued Restructuring Reserves

The following table summarizes the activity in accrued restructuring reserves during the six months ended June 30, 2015 and 2014 (in millions):

	Severance Costs	Asset Impairments	Other	Total
Balance at December 31, 2014	$0.2	$—	$—	$0.2
Charges	1.8	0.3	4.6	6.7
Allocation to Autoparts Holdings	1.3	—	—	1.3
Usage	(0.3)	(0.3)	(4.5)	(5.1)

Balance at June 30, 2015	$3.0	$—	$0.1	$3.1

Balance at December 31, 2013	$1.4	$—	$—	$1.4
Charges	3.3	—	5.1	8.4
Usage	(2.4)	—	(5.1)	(7.5)

Balance at June 30, 2014	$2.3	$—	$—	$2.3